Fee income from financial services, net - Disclosure of disaggregation of revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 1,166,489	S/ 1,101,938	S/ 1,039,953
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,055,624	988,084
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 110,865	S/ 113,854